Fair Value Measurements - Schedule of Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Details) - 12 months ended Dec. 31, 2019
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Fair Value Disclosures [Abstract]
Option to purchase equity interests of a listed company, Beginning Balance	¥ 5,866
Option to purchase equity interests of a listed company, Unrealized loss	(5,852)
Option to purchase equity interests of a listed company, Ending Balance	14	$ 2
Contingent consideration liability, Beginning Balance	11,081
Contingent consideration liability, Unrealized loss	141
Contingent consideration liability, Settled or transferred out	¥ (11,222)